Operating Cash Flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustment for non-cash transactions
Depreciation and amortization	€ 12,448	€ 5,081	€ 4,285
Impairment loss		1,083
Share-based compensation expenses	38,297	26,757	16,536
Decrease (-)/increase in retirement benefit obligations and provisions	(156)	99	23
Unrealized exchange losses/gains (-) and non-cash other financial expenses	11,169	(10,063)	27,457
Discounting effect of deferred income	6,900
Fair value re-measurement of share subscription agreement and warrants	181,644
Net fair value adjustment current financial investments	3,081
Fair value adjustment financial assets held at fair value through profit or loss	(5,355)	(1,203)
Total adjustment for non-cash transactions	248,027	21,753	48,301
Interest expense	1,302	780	936
Interest income	(9,247)	(5,219)	(3,045)
Tax expense	214	50	198
Total adjustment for items to disclose separately under operating cash flow	(7,731)	(4,389)	(1,912)
Gain on sale of assets	(2)	(668)
Interest income on current financial investments	(5,059)
Total adjustment for items to disclose separately under investing and financing cash flow	(5,061)	(668)
Decrease in inventories	20	3	22
Increase in receivables	(67,263)	(76)	(27,656)
Increase in liabilities	79,940	19,996	14,772
Total change in working capital other than deferred income	€ 12,698	€ 19,922	€ (12,862)